Financial assets and liabilities - Schedule of Foreign Currency Forward Contracts and Options (Details) - Jun. 30, 2026 - Currency risk ₱ in Millions, $ in Millions, $ in Millions	USD ($)	CAD ($)	PHP (₱)
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 1,132
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	425
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	442
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	10
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	60
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	80
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	440
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount	44
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	75
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	60
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2028 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount	120
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2028 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Amount to receive | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2028 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	120
Amount to receive | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated purchases | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 4,752
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 261
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2026 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		67
Amount to receive | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2028 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		360
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Loans | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		1,604
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Commercial paper | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		589
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		587
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		13
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		79
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2026 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		105
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		589
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Options
Disclosure of detailed information about hedged items [line items]
Notional amount		59
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		99
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2027 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		79
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2028 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		156
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2028 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount		7
Amount to pay | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar | Anticipated purchases | 2028 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount		156
Amount to pay | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar | Anticipated purchases | 2026 | Cash flow
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 110
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2026 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	180
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2026 | Economic | Put options
Disclosure of detailed information about hedged items [line items]
Notional amount	50
Amount to pay | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar | Anticipated purchases | 2028 | Economic | Call options
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 240